Income Taxes (Tables)	12 Months Ended
May 31, 2014
Income Taxes (Tables) [Abstract]
Schedule of Components of the Provision for Income Taxes
	2014	2013	2012
Current provision (benefit)
Domestic:
Federal	$624	$512	$(120)
State and local	56	86	80
Foreign	194	170	181
	874	768	141
Deferred provision (benefit)
Domestic:
Federal	238	175	947
State and local	62	(7)	21
Foreign	18	(42)	-
	318	126	968
	$1,192	$894	$1,109

Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Effective Income Tax Rate
	2014	2013	2012
Statutory U.S. income tax rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:

State and local income taxes,
net of federal benefit	2.3	2.1	2.1
Other, net	(1.0)	(0.7)	(1.8)
Effective tax rate	36.3%	36.4%	35.3%

Schedule of Significant Components of Deferred Tax Assets and Liabilities
	2014		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Property, equipment,
leases and intangibles	$120	$3,730	$157	$3,676
Employee benefits	1,464	11	1,771	11
Self-insurance accruals	555	-	533	-
Other	292	290	251	238
Net operating loss/credit
carryforwards	333	-	298	-
Valuation allowances	(245)	-	(204)	-
	$2,519	$4,031	$2,806	$3,925

Schedule of Net Deferred Tax Liabilities
	2014	2013
Current deferred tax assets	$522	$533
Noncurrent deferred tax assets(1)	80	-
Noncurrent deferred tax liabilities	(2,114)	(1,652)
	$(1,512)	$(1,119)

(1)Noncurrent deferred tax assets are included in the line item Other Assets in our Consolidated Balance Sheet.

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
	2014	2013	2012

Balance at beginning of year	$47	$51	$69
Increases for tax positions taken in the current year	1	1	2
Increases for tax positions taken in prior years	3	3	4
Decreases for tax positions taken in prior years	(3)	(3)	(35)
Settlements	(6)	(9)	(3)
Increases due to acquisitions	-	4	15
Decrease from lapse of statute of limitations	(3)	(2)	-
Changes due to currency translation	(1)	2	(1)

Balance at end of year	$38	$47	$51